Taxes	12 Months Ended
Dec. 31, 2020
Taxes
Taxes

Note 10. Taxes

Skr mn	2020	2019	2018
Income tax
Adjustment previous year	-4	2	-1
Current tax	-266	-570	-448
Deferred tax	0	291	245
Total income tax	-270	-277	-204

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Current tax	—	2	6
Deferred tax	—	—	—
Tax on items not to be reclassified to profit or loss
Current tax	-1	-5	-82
Deferred tax	-4	1	10
Income tax related to other comprehensive income	-5	-2	-66

Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	21.4	21.4	22.0
Profit before taxes	1,238	1,304	852
National tax based on profit before taxes	-265	-279	-187
Tax effects of:
Non-taxable income	0	9	0
Non-deductible expenses	-1	-16	-14
Imputed interest on tax allocation reserve	—	-1	-2
Tax effect of dissolution of untaxed reserves due to changed tax rate	—	8	—
Other	-4	2	-1
Total tax	-270	-277	-204
Effective tax expense (percent)	21.8	21.2	24.0

Deferred taxes

Skr mn	2020	2019
Deferred tax assets concerning:
Temporary differences, related to -pensions	15	16
Other temporary differences	—	—
Total deferred tax assets	15	16

Deferred tax liabilities concerning:
Untaxed reserves	—	—
Total deferred tax liabilities	—	—
Net deferred tax liabilities (-) / tax assets (+)	15	16

No  deductible loss carry forwards existed as of December 31, 2020, or December 31, 2019.

Change in deferred taxes

Skr mn	2020	2019
Opening balance	16	-276
Change through profit or loss	0	291
Change in other comprehensive income	-1	1
Closing balance	15	16

In June 2018, the Swedish Parliament introduced, among other things, reduced corporate tax and general interest deduction restrictions. The new rules came into force on January 1, 2019. The corporate tax is reduced in two stages – first to 21.4  percent (from January 1, 2019) and later to 20.6 percent (from January 1, 2021). The change has not had any significant impact on SEK’s deferred taxes.

In the financial statements of the Consolidated Group, the untaxed reserves of the Group companies are allocated 78 percent to equity and 22 percent to deferred taxes included as deferred tax liabilities in the statement of financial position. Changes in the amounts reported as deferred taxes are included in taxes on net profit in the Statement of Comprehensive Income. The entire untaxed reserve was dissolved in 2019.